Other liabilities (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities
Accrued expenses and deferred income	[1]	R$ 4,127,300	R$ 2,649,744	R$ 5,115,936
Transactions in transit	[2]	794,786	796,671	674,162
Provision for share-based payment		340,789	319,660	325,930
Liabilities for insurance contracts		1,950,220	2,011,596	1,987,577
Other	[3]	5,679,249	4,723,707	5,947,640
Total		R$ 12,892,344	R$ 10,501,378	R$ 14,051,245

[1]	Corresponds, mainly, to payments to be made - personnel expenses.
[2]	Includes mainly the amounts to transfer to the credit card companies (resources in transit) and amount to release referred to the real estate credits.
[3]	Includes credits for funds to be released, such as Administratives expenses, amounts due to associates and suppliers.